EMPLOYEE BENEFIT PLANS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Amount of employer contributions into the defined contribution retirement benefits schemes	$ 62	$ 40	$ 21
Defined contribution plan employee vesting period from date of employment	10 years